PREPAID EXPENSES AND OTHER CURRENT ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 4 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2021	2020
Prepaid research and development	$2,124,008	$112,966
Prepaid insurance	733,234	17,158
Other prepaid expenses	74,173	-
Total prepaid expenses and other current assets	$2,931,415	$130,124

PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 4 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	September 30,	December 31,
	2022	2021
Prepaid research and development	$2,323,473	$2,124,008
Prepaid insurance	550,634	733,234
Other prepaid expenses	108,964	74,173
Total prepaid expenses and other current assets	$2,983,071	$2,931,415